NORTHERN LARGE CAP CORE FUND
LARGE CAP CORE FUND (formerly known as Enhanced Large Cap Fund)
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and dividend income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	NORTHERN LARGE CAP CORE FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN LARGE CAP CORE FUND
Management Fees	[1]	0.44%
Other Expenses	[1]	0.80%
Transfer Agency Fees	[1]	0.02%
Other Operating Expenses	[1]	0.78%
Total Annual Fund Operating Expenses	[1]	1.24%
Expense Reimbursement	[1][2]	(0.62%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.62%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.60%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" will be higher than the contractual limitation as a result of certain Fund expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN LARGE CAP CORE FUND	63	332	621	1,445

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity securities in large capitalization U.S. companies, including foreign issuers that are traded in the U.S. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the S&P 500® Index. As of May 30, 2014, the market capitalization of the companies in the S&P 500 Index was between $3.1 billion and $564.6 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in that index. The Fund is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Fund’s investment adviser’s criteria discussed below.

The Fund’s investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the S&P 500 Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the S&P 500 Index. In managing the Fund, the Fund’s investment adviser attempts to achieve the Fund’s objective by overweighting those stocks that it believes will outperform the S&P 500 Index and underweighting (or excluding entirely) those stocks that it believes will underperform the S&P 500 Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to determine which fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality) are predictive of future stock performance. The characteristics are combined to create a proprietary multifactor quantitative stock selection model which generates stock specific forecasts that are used along with risk controls to determine security weightings. The investment management team’s approach, based primarily on applying quantitative methods to fundamental research (e.g., selecting stocks based on economic, financial, and market analysis), is applied within a risk constrained environment that is intended to increase return and result in a portfolio having characteristics similar to the S&P 500 Index. The team will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Standard & Poor’s® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Core Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2014 is 7.54%. For the periods shown in the bar chart above, the highest quarterly return was 16.65% in the second quarter of 2009, and the lowest quarterly return was (23.19)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns	Inception Date	1-Year	5-Year	Since Inception
NORTHERN LARGE CAP CORE FUND	Dec. 16, 2005	36.27%	18.42%	6.64%
NORTHERN LARGE CAP CORE FUND Return after taxes on distributions		35.75%	18.05%	6.09%
NORTHERN LARGE CAP CORE FUND Return after taxes on distributions and sale of Fund shares		20.87%	14.98%	5.20%
NORTHERN LARGE CAP CORE FUND S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.